EQUITY-ACCOUNTED INVESTMENTS - Summary of Equity-Accounted Investments (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Equity Accounted Investments [Roll Forward]
Balance, beginning of year			$ 1,392
Investment			222
Share of net income	$ 13	$ 29	46	$ 48
Share of other comprehensive income			(18)
Dividends received			(21)
Foreign exchange translation and other			23
Balance as at June 30, 2023	$ 1,644		$ 1,644